Commitments and Contingencies	12 Months Ended
Dec. 31, 2021
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies
Note 14. Commitments and Contingencies
Operating Leases
The Company leases two locations in Watertown, Massachusetts and one location in Billerica, Massachusetts for office and manufacturing, under noncancellable operating lease agreements. These leases provide for escalating monthly payments and are set to expire in January
2024
, July
2028
, and May
2029
. Rent expense under the Company’s lease agreements was $2.5 million and $2.2 million for the years ended December 31, 2021 and 2020, respectively.
On December 17, 2021, the Company entered into a property lease in Waltham, Massachusetts to be used as its new global headquarters. The Company’s interest in and obligations under the lease shall be effective as of April 2022 and will continue through September 2031.
Future minimum lease payments under these agreements are as follows:

(in thousands)	Amount
2022	$5,499
2023	8,314
2024	7,507
2025	7,594
2026	7,775
After 2027	31,412

Total future minimum lease payments	$68,101

Minimum Commitment Arrangements
The Company may enter into
non-binding
purchase agreements with suppliers to acquire inventory and other materials during the normal course of business. The Company did not have any minimum commitment arrangements.
Legal Proceedings
From time to time, the Company may face legal claims or actions in the normal course of business. At each reporting date, the Company evaluates whether a potential loss amount or a potential range of loss is probable and reasonably estimable under the provisions of the authoritative guidance that address accounting for contingencies. The Company expenses as incurred the costs related to its legal proceedings.
In July 2021, Continuous Composites Inc. (“Continuous Composites”), a company based out of Idaho, brought a claim in the United States District Court for the District of Delaware against the Company regarding patent infringement. While the Company takes any claims of infringement seriously, Markforged believes that Continuous Composites’ claims are baseless and without merit. The Company intends to mount a vigorous defense against Continuous Composites in court. However, the Company can provide no assurance as to the outcome of any such disputes, and any such actions may result in judgments against Markforged for significant damages. The Company does not believe that a loss is probable and did not record a loss contingency for the year ended December 31, 2021.